DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 913,349,725
Entity Common Stock, Shares Outstanding	110,930,873
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017